11008745

NYSE Euronext

Silvio (Joe) Conte
DIRECTOR
CORPORATE ACTIONS & MARKET WATCH

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
sconte@nyx.com

CERT NYS
File No. 001-35287

December 21, 2011

Ms. Cecile Peters
Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

Dear Ms. Peters:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Rouse Properties, Inc., Common Stock, $0.01 par value per share, and requests immediate acceleration of registration. Adequate distribution assured. Amendment No. 4 to Form 10 received on December 20, 2011. Tentative listing date – December 28, 2011.

Sincerely,